Revenue from Contracts with Customers - Summary of Contract balances, including contract costs (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 461.8	$ 461.9
Contract costs (Other assets)	10.8	9.1
Contract liabilities	1,295.4	683.4
Advances from customers	1,049.3	435.4
Deferred revenue	246.1	248.0
Financial Guarantee	$ 125.2	$ 0.0	$ 152.1	$ 156.8